UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2004
                         ----------------

Date of reporting period:  FEBRUARY 29, 2004
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                              [PORTFOLIO 21 LOGO]

                                  PORTFOLIO 21

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended
                               February 29, 2004

                                  PORTFOLIO 21

Dear Portfolio 21 Investors:

Thank you for your continuing interest and involvement in Portfolio 21. We are very pleased to provide the following update for the six-month period ending February 29, 2004.

As we enter the election year, many of us are becoming deeply immersed in issues of concern that will certainly define our future. We urge you to support fiscal responsibility and accountability as well as fair and equitable government policies. We are at a dangerous time in our economy, with current budget deficits dwarfing historical levels and promising to increase significantly. We are borrowing from future generations to reduce taxes for wealthy people, fund aggression throughout the world, and build a homeland security program that threatens the foundations of our free country. Setting aside moral and ethical objections and concentrating only on the financial aspects, we believe these practices will have serious negative consequences for the health of our economy, the financial well-being of our citizens, and the future of our aging population. It's time for all of us to get involved in our communities, our government, and our democracy.

FINANCIAL PERFORMANCE FOR PERIODS ENDING FEBRUARY 29, 2004

                       SIX           ONE         THREE        SINCE INCEPTION
                      MONTHS        YEAR         YEARS          (9/30/1999)
                      ------        ----         -----          -----------
Portfolio 21          21.39%       49.50%        5.08%             2.90%
MSCI World
  Equity Index*<F9>   18.97%       45.05%       (0.17%)           (1.25%)

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-351-4115.

*<F9> We use this index as our benchmark since Portfolio 21 holds both US and non-US stocks. As of February 29, approximately 70% of the portfolio was composed of foreign (non-US) companies

World stock markets continued to perform very well during the past six months. Portfolio 21's performance was enhanced by the strength of foreign currencies relative to the US dollar as well as by the performance of stocks such as Agilent, Advanced Micro Devices, Xerox, Whole Foods, United Natural Foods, Quantum, Plug Power, Deutsche Bank, Wainwright Bank, mmO2, Ericsson, and Nortel.

ENVIRONMENTAL SUSTAINABILITY

Our research program is an ongoing effort to identify companies that meet our environmental sustainability criteria. Additionally, we monitor and review all of the companies in the fund.

During the past six months, we have made a concerted effort to find financial institutions that understand the ecological crisis and that are incorporating environmental sustainability into their business strategies. The following three companies were added to Portfolio 21:

Unicredito Italiano
-------------------

Offering commercial, retail and investment banking and financial services, Unicredito Italiano understands that the natural environment is an asset of the community and that the organization must provide services meeting the needs of today without compromising those of future generations. Unicredito is a supporter of the Kyoto Club, which aims to contribute to the Kyoto conference's objectives, and the company purchases a significant amount of renewable energy, including 33% of the parent company's total consumption. Recognizing that communication and education are key features for achieving global sustainability, Unicredito Italiano has launched Greenlab, a website designed to stimulate the innovation of sustainable processes and products.

Swedbank
--------

This leading Swedish bank clearly understands its environmental impact and works for continual improvement. The company applies environmental principles in its credit policy and risk assessment procedures. Its environmental loan evaluation process serves as an incentive for corporate customers to review their operations from an environmental perspective. Swedbank also offers environmental and ethical investment funds. The company purchases only environmentally preferable energy and works to reduce both energy and paper usage. Swedbank supports sustainable development and Klimat.nu, an initiative to reduce CO2 emissions.

Westpac
-------

Based in Australia, Westpac offers a variety of banking and financial services including socially and environmentally screened investments. Westpac applies environmental screening to its lending process. Westpac is also encouraging the development of renewable energy sources via trading in renewable energy certificates and providing financing to new projects. The company is currently converting its vehicle fleet to LPG (to lower CO2 and other polluting emissions) and has been relamping its corporate buildings and investing in energy efficient cooling systems to reduce its energy use. All in all, Westpac believes that sustainable business practices deliver better outcomes and are good for the company's competitive and financial position.

During the past six months, we disqualified three companies--Energy Conversion Devices, ATT Wireless, NEG Micon, and Graninge. In the first case, the company failed to meet its filing date with the SEC and was not forthcoming with reasons or explanations. We felt this was not in keeping with the corporate governance standards we expect from portfolio companies. ATT Wireless was added to the fund at the time it was spun off from ATT. Since then we have divested of ATT and have reviewed ATT Wireless, finding that it does not meet our environmental sustainability criteria. NEG Micon was purchased by Vestas, a current Portfolio 21 holding, and Graninge was purchased by E.ON, which does not meet our criteria.

SHAREHOLDER ACTIVISM AND COMMUNITY DEVELOPMENT

We continue to be involved in dialogue and discussion with various companies and other entities. During the past six months, we have voiced our concerns with respect to genetically engineered foods, asking Whole Foods to clearly label their GE-free products and to take an active role in educating consumers about the risks of GE agriculture. We urged our Oregon Senator Gordon Smith to support the McCain Lieberman Climate Stewardship Act, and we joined a coalition of socially responsible investors in support of International Right to Know legislation that would require businesses incorporated in the United States or listed on U.S. stock exchanges to report to the public their environmental, human rights, and labor rights practices abroad.

INFORMATION AVAILABILITY

At our website, www.portfolio21.com, you will find a section on Activism and
                -------------------
Community Investment that includes our activism log and proxy voting record. To go directly to our proxy voting record, visit
www.portfolio21.com/proxyvoting.html or call us at 877-351-4115 to obtain a
------------------------------------
paper copy of this information at no charge.

Please visit the fund's website. You'll find lots of information, including a monthly market update, our latest company profiles, and you can sign up for our new E-newsletter.

YOUR INPUT REQUESTED

If you have comments or suggestions about Portfolio 21, you can contact us via our website, www.portfolio21.com, or call us at 877-351-4115, ext. 21, or email
             -------------------
welcome@portfolio21.com.  Also, we would love to have your email address so we
-----------------------
can communicate with you electronically. If you haven't heard from us via email and would like to, please call or email with your address. We want to assure you that your email address is confidential information that will be used only by us to communicate with you.

                        Sincerely,

                        /s/ Leslie E. Christian

                        Leslie E. Christian

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Portfolio 21 may invest in foreign securities, which are subject to the risks of currency fluctuations, political and economic instability and differences in accounting standards.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following semi annual report for the fund's holdings as of February 29, 2004. The Morgan Stanley World Equity Index is an unmanaged index commonly used to measure equity performance. You cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, distributor.  (04/04)

SCHEDULE OF INVESTMENTS at February 29, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 86.9%

AUTO/TRUCK MANUFACTURERS: 1.3%
     7,500   Volvo AB (Sweden)                                     $   235,754
     8,150   Volvo AB - Sponsored
               ADR (Sweden)#<F2>                                       258,681
                                                                   -----------
                                                                       494,435
                                                                   -----------

BANKS: 11.6%
    10,300   Deutsche Bank AG
               (Germany)                                               883,685
     2,600   Deutsche Bank AG
               (Germany)#<F2>                                          224,952
    30,000   ForeningsSparbanken
               AB (Sweden)                                             568,228
    14,000   UBS AG (Switzerland)#<F2>                               1,036,140
   178,000   UniCredito Italiano
               SpA (Italy)                                             937,740
     7,253   Wainwright Bank & Trust
               Co. (United States)                                     108,541
    64,000   Westpac Banking Corp.
               (Australia)                                             832,040
                                                                   -----------
                                                                     4,591,326
                                                                   -----------

BIOTECHNOLOGY: 2.5%
    24,125   Novozymes A/S
               (Denmark)                                               993,543
                                                                   -----------

BUILDING MATERIALS: 1.0%
    24,450   JM AB (Sweden)                                            403,986
                                                                   -----------

COMMUNICATION EQUIPMENT: 3.7%
    54,000   Nokia Oyj - Sponsored
               ADR (Finland)#<F2>                                    1,175,580
    23,500   Nortel Networks Corp.
               (Canada)*<F3>#<F2>                                      187,530
     4,110   Telefonaktiebolaget LM
               Ericsson - Sponsored
               ADR (Sweden)*<F3>#<F2>                                  119,272
                                                                   -----------
                                                                     1,482,382
                                                                   -----------

COMMUNICATION SERVICES: 4.9%
   300,000   mmO2 PLC
               (Great Britain)*<F3>                                    590,145
     1,100   Swisscom AG
               (Switzerland)                                           365,930
     9,525   Swisscom AG - Sponsored
               ADR (Switzerland)#<F2>                                  317,944
   185,000   Telstra Corp. Ltd.
               (Australia)                                             682,282
                                                                   -----------
                                                                     1,956,301
                                                                   -----------

COMPUTERS - HARDWARE: 5.7%
    40,000   Hewlett-Packard Co.
               (United States)                                         908,400
    14,000   International Business
               Machines Corp.
               (United States)                                       1,351,000
                                                                   -----------
                                                                     2,259,400
                                                                   -----------

DIVERSIFIED MANUFACTURING: 1.9%
    10,000   Siemens AG (Germany)                                      774,077
                                                                   -----------

ELECTRONICS: 5.1%
    63,000   Mitsubishi Electric
               Corp. (Japan)                                           302,142
     1,175   Mitsubishi Electric
               Corp. - Unsponsored
               ADR (Japan)#<F2>                                         56,352
    16,500   Koninklijke Philips
               Electronics N.V.
               (Netherlands)#<F2>                                      501,930
    19,000   Sony Corp. - Sponsored
               ADR (Japan)#<F2>                                        777,860
    90,000   Toshiba Corp. (Japan)                                     369,852
                                                                   -----------
                                                                     2,008,136
                                                                   -----------

ELECTRONICS - INSTRUMENTATION: 2.3%
    27,000   Agilent Technologies,
               Inc. (United States)*<F3>                               923,130
                                                                   -----------

ELECTRONICS - SEMICONDUCTOR: 2.9%
    31,000   Advanced Micro Devices,
               Inc. (United States)*<F3>                               465,000
    27,000   STMicroelectronics N.V.
               (Netherlands)#<F2>                                      697,950
                                                                   -----------
                                                                     1,162,950
                                                                   -----------

ENERGY: 2.5%
    11,625   Ballard Power Systems,
               Inc. (Canada)*<F3>#<F2>                                 122,062
    17,100   IMPCO Technologies,
               Inc. (United States)*<F3>                               120,555
    10,600   Plug Power, Inc.
               (United States)*<F3>                                     74,836
    17,100   Quantum Fuel Systems
               Technologies Worldwide,
               Inc. (United States)*<F3>                               157,320
    27,300   Vestas Wind Systems
               A/S (Denmark)                                           518,908
                                                                   -----------
                                                                       993,681
                                                                   -----------

ENVIRONMENTAL: 0.8%
    49,000   Tomra Systems ASA
               (Norway)                                                319,499
                                                                   -----------

FOOD: 4.9%
    18,500   Axfood AB (Sweden)                                        469,695
    12,500   United Natural Foods,
               Inc. (United States)*<F3>                               576,875
     9,800   Whole Foods Market,
               Inc. (United States)                                    758,030
    10,187   Wild Oats Markets, Inc.
               (United States)*<F3>                                    129,375
                                                                   -----------
                                                                     1,933,975
                                                                   -----------

HEALTHCARE - MEDICAL PRODUCTS: 2.4%
    10,300   Novo Nordisk A/S
               (Denmark)                                               477,424
    10,125   Novo Nordisk A/S -
               Sponsored ADR
               (Denmark)#<F2>                                          473,951
                                                                   -----------
                                                                       951,375
                                                                   -----------

HOUSEHOLD FURNITURE/APPLIANCES: 1.6%
    17,000   Electrolux AB (Sweden)                                    358,534
     6,655   Electrolux AB -
               Sponsored ADR
               (Sweden)#<F2>                                           281,373
                                                                   -----------
                                                                       639,907
                                                                   -----------

INSURANCE: 5.4%
    58,000   Aviva PLC
               (Great Britain)                                         607,069
    98,000   Storebrand ASA
               (Norway)*<F3>                                           666,842
    12,000   Swiss Reinsurance Co.
               (Switzerland)                                           863,588
                                                                   -----------
                                                                     2,137,499
                                                                   -----------

MISCELLANEOUS FABRICATED PRODUCTS: 1.7%
    18,075   SKF AB (Sweden)                                           667,718
                                                                   -----------

MUSIC: 0.7%
    60,000   EMI Group PLC
               (Great Britain)                                         281,710
                                                                   -----------

OFFICE FURNISHINGS: 2.5%
    26,800   Herman Miller, Inc.
               (United States)                                         751,472
    30,000   Interface, Inc.
               (United States)*<F3>                                    226,200
                                                                   -----------
                                                                       977,672
                                                                   -----------

PAPER & FOREST PRODUCTS: 3.0%
    45,000   Stora Enso Oyj
               (Finland)                                               597,705
    15,230   Svenska Cellulosa AB
               (Sweden)                                                604,560
                                                                   -----------
                                                                     1,202,265
                                                                   -----------

PHARMACEUTICALS: 4.9%
    33,000   Baxter International,
               Inc. (United States)                                    960,960
    35,500   Bristol-Myers Squibb
               Co. (United States)                                     987,610
                                                                   -----------
                                                                     1,948,570
                                                                   -----------

PHOTOGRAPHY/IMAGING: 3.3%
    16,000   Canon, Inc. (Japan)                                       780,523
    38,000   Xerox Corp.
               (United States)*<F3>                                    537,320
                                                                   -----------
                                                                     1,317,843
                                                                   -----------

PLASTIC PRODUCTS: 1.0%
    11,000   Trex Co., Inc.
               (United States)*<F3>                                    386,430
                                                                   -----------

REAL ESTATE DEVELOPMENT: 1.5%
    50,000   British Land Co.
               PLC (Great Britain)                                     598,496
                                                                   -----------

RETAIL: 2.9%
    40,000   Boots Group PLC
               (Great Britain)                                         551,173
   105,000   Kingfisher PLC
               (Great Britain)                                         583,603
                                                                   -----------
                                                                     1,134,776
                                                                   -----------

SOAP & CLEANING PREPARATIONS: 1.8%
     8,700   Henkel KGaA
               (Germany)                                               731,820
                                                                   -----------

TRANSPORTATION - RAIL: 1.1%
        90   East Japan Railway
               Co. (Japan)                                             420,099
                                                                   -----------

WATER SUPPLY: 2.0%
    59,000   Severn Trent PLC
               (Great Britain)                                         811,337
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $29,696,333)                                                34,504,338
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
SHORT-TERM INVESTMENTS: 12.4%

MONEY MARKET: 11.9%
$4,622,042   Federated Cash Trust
               Series II Treasury                                    4,622,042
    97,035   Shorebank Pacific
               Ecodeposit                                               97,035
                                                                   -----------
                                                                     4,719,077
                                                                   -----------

CERTIFICATES OF DEPOSIT: 0.5%
   100,012   Self-Help Credit Union
               CD, 1.14%, 8/22/2004                                    100,012
   100,000   Wainwright Bank
               & Trust CD,
               1.44%, 1/15/2005                                        100,000
                                                                   -----------
                                                                       200,012
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $4,919,089)                                                  4,919,089
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES:
  99.5% (cost  $34,615,422+<F4>)                                    39,423,427
Other Assets in excess
  of Liabilities: 0.7%                                                 275,890
                                                                   -----------
NET ASSETS: 100.0%                                                 $39,699,317
                                                                   -----------
                                                                   -----------

#<F2>   U.S. Security of foreign company.
*<F3>   Non-income producing security.
ADR American Depository Receipt.
+<F4> At February 29, 2004, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
        Gross unrealized appreciation                              $ 6,232,052
        Gross unrealized depreciation                               (1,424,047)
                                                                   -----------
        Net unrealized appreciation                                $ 4,808,005
                                                                   -----------
                                                                   -----------

PERCENT OF
COUNTRY                                       NET ASSETS
----------                                    ----------
Australia                                        3.81%
Canada                                           0.78%
Denmark                                          6.21%
Finland                                          4.47%
Germany                                          6.59%
Great Britain                                   10.14%
Italy                                            2.36%
Japan                                            6.82%
Netherlands                                      3.02%
Norway                                           2.48%
Sweden                                           9.99%
Switzerland                                      6.51%
United States                                   36.13%
Other assets in excess of liabilities            0.69%
                                               ------
                                               100.00%
                                               ------
                                               ------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 29, 2004 (Unaudited)

ASSETS
   Investments in securities, at value (cost $34,615,422)          $39,423,427
   Cash                                                                 97,567
   Receivables:
       Dividends and interest                                           32,271
       Fund shares sold                                                195,110
   Prepaid expenses                                                     10,892
                                                                   -----------
           Total assets                                             39,759,267
                                                                   -----------

LIABILITIES
   Payables:
       Advisory fee                                                     21,547
       Administration fees                                               6,039
       Custody fees                                                        454
       Fund accounting fees                                              1,963
       Distribution fees                                                14,404
   Accrued expenses                                                     15,543
                                                                   -----------
           Total liabilities                                            59,950
                                                                   -----------

NET ASSETS                                                         $39,699,317
                                                                   -----------
                                                                   -----------
   Shares outstanding (unlimited number
     of shares authorized, without par value)                        1,682,839
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $     23.59
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $35,541,168
   Accumulated net investment loss                                    (156,116)
   Accumulated net realized loss from security
     and foreign currency transactions                                (495,831)
   Net unrealized appreciation on investments
     and foreign currency transactions                               4,810,096
                                                                   -----------
           Net assets                                              $39,699,317
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the six months ended February 29, 2004 (Unaudited)

INVESTMENT INCOME
   Income
       Dividend income (net of foreign taxes of $3,808)             $   99,922
       Interest income                                                   4,472
                                                                    ----------
           Total income                                                104,394
                                                                    ----------
   Expenses
       Advisory fees                                                   142,925
       Distribution fees                                                35,731
       Administration fees                                              28,585
       Fund accounting fees                                             15,912
       Transfer agent fees                                               9,697
       Custody fees                                                      9,448
       Registration fees                                                 8,701
       Audit fees                                                        7,708
       Shareholder Reporting                                             4,226
       Trustee fees                                                      3,482
       Legal fees                                                        2,238
       Miscellaneous fees                                                1,740
       Insurance expense                                                   597
                                                                    ----------
           Total expenses                                              270,990
           Less:  expenses waived and reimbursed                       (56,602)
                                                                    ----------
           Net expenses                                                214,388
                                                                    ----------
               NET INVESTMENT LOSS                                    (109,994)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investments and
     foreign currency transactions                                    (358,476)
   Change in net unrealized appreciation/(depreciation) on
     investments and foreign currency transactions                   5,811,816
                                                                    ----------
       Net realized and unrealized gain on investments
         and foreign currency transactions                           5,453,340
                                                                    ----------
               NET INCREASE IN NET ASSETS FROM OPERATIONS           $5,343,346
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED            YEAR ENDED
                                                   FEBRUARY 29, 2004         AUGUST 31, 2003
                                                   -----------------         ---------------
                                                      (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS FROM:

OPERATIONS
   Net investment income (loss)                       $  (109,994)             $    26,810
   Net realized loss on investments and
     foreign currency transactions                       (358,476)                (113,382)
   Change in net unrealized appreciation/
     (depreciation) on investments and
     foreign currency transactions                      5,811,816                3,135,426
                                                      -----------              -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                      5,343,346                3,048,854
                                                      -----------              -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                             (54,237)                      --
   From net realized gain                                      --                  (14,409)
                                                      -----------              -----------
       TOTAL DISTRIBUTIONS                                (54,237)                 (14,409)
                                                      -----------              -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F5>          11,909,766                4,307,099
                                                      -----------              -----------
       TOTAL INCREASE IN NET ASSETS                    17,198,875                7,341,544
                                                      -----------              -----------

NET ASSETS
   Beginning of year                                   22,500,442               15,158,898
                                                      -----------              -----------
   END OF YEAR                                        $39,699,317              $22,500,442
                                                      -----------              -----------
                                                      -----------              -----------

   UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS)                                    $  (156,116)             $     8,115
                                                      -----------              -----------
                                                      -----------              -----------

(a)<F5>  A summary of capital share transactions is as follows:

                                 SIX MONTHS ENDED
                                 FEBRUARY 29, 2004           YEAR ENDED
                                    (UNAUDITED)            AUGUST 31, 2003
                                 -----------------        -----------------
                                 Shares      Value        Shares      Value
                                 ------      -----        ------      -----
Shares sold                     621,368   $13,882,118     648,554  $10,972,642
Shares issued in reinvestment
  of distributions                2,468        53,235         843       14,258
Shares redeemed                 (96,892)   (2,025,587)   (402,627)  (6,679,801)
                                -------   -----------    --------  -----------
Net increase                    526,944   $11,909,766     246,770  $ 4,307,099
                                -------   -----------    --------  -----------
                                -------   -----------    --------  -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED
                                            FEBRUARY 29,                                              SEPTEMBER 30, 1999*<F6>
                                                2004                 YEAR ENDED AUGUST 31,                    THROUGH
                                            (UNAUDITED)        2003           2002           2001         AUGUST 31, 2000
                                            -----------        ----           ----           ----         ---------------
Net asset value,
  beginning of period                          $19.47         $16.67         $19.52         $25.37            $21.00
                                               ------         ------         ------         ------            ------

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                    (0.06)          0.02          (0.05)         (0.05)             0.02
Net realized and unrealized
  gain (loss) on investments                     4.22           2.79          (2.67)         (5.78)             4.35
                                               ------         ------         ------         ------            ------
Total from
  investment operations                          4.16           2.81          (2.72)         (5.83)             4.37
                                               ------         ------         ------         ------            ------

LESS DISTRIBUTIONS:
From net investment income                      (0.04)            --             --          (0.02)               --
From net realized gain                             --          (0.02)         (0.13)            --                --
                                               ------         ------         ------         ------            ------
Total distributions                             (0.04)         (0.02)         (0.13)         (0.02)               --
                                               ------         ------         ------         ------            ------
Paid in capital from
  redemption fees (Note 2)                         --           0.01             --             --                --
                                               ------         ------         ------         ------            ------
Net asset value,
  end of period                                $23.59         $19.47         $16.67         $19.52            $25.37
                                               ------         ------         ------         ------            ------
                                               ------         ------         ------         ------            ------
Total return                                    21.39%#<F8>    16.90%        (14.04)%       (23.01)%           20.81%#<F8>

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                             $39.7          $22.5          $15.2           $8.3              $7.3

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
Before fees waived
  and expenses absorbed                          1.89%+<F7>     2.17%          2.42%          3.11%             4.48%+<F7>
After fees waived
  and expenses absorbed                          1.50%+<F7>     1.50%          1.50%          1.50%             1.50%+<F7>

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed                         (1.16)%+<F7>   (0.52)%        (1.27)%        (1.87)%           (2.84)%+<F7>
After fees waived
  and expenses absorbed                         (0.77)%+<F7>    0.15%         (0.35)%        (0.26)%            0.14%+<F7>
Portfolio turnover rate                          2.21%#<F8>     9.82%          8.18%          5.31%             0.17%#<F8>

*<F6>  Commencement of operations.
+<F7>  Annualized
#<F8>  Not annualized

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than 60 days. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

     C. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivables and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     D. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     E. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     F. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the six months ended February 29, 2004, the Fund incurred $142,925 in advisory fees.

     The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. In the case of the Fund's first and second years of operations, the Advisor is permitted to be reimbursed for fee reduction and/or expense absorbed before the end of the fifth and fourth fiscal year, respectively. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended February 29, 2004, the Advisor waived fees of $56,602.

     At February 29, 2004, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $422,231. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                     August 31,
       ----------------------------------------
       2004        2005        2006        2007
       ----        ----        ----        ----
     $122,505    $125,780    $117,344    $56,602

     The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Average Net Assets of the Fund          Fee or Fee Rate
------------------------------          ---------------
Under $15 million                       $30,000
$15 to $50 million                      0.20% of average daily net assets
$50 to $100 million                     0.15% of average daily net assets
$100 to $150 million                    0.10% of average daily net assets
Over $150 million                       0.05% of average daily net assets

     For the six months ended February 29, 2004, the Fund incurred $28,585 in administration fees.

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

     Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended February 29, 2004, the Fund incurred $35,731 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds from sales of securities for the six months ended February 29, 2004, excluding short-term investments, were $9,501,020 and $566,962, respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     On December 19, 2003, a distribution of $0.04147 per share was declared. The dividend was paid on December 19, 2003, to shareholders of record on December 18, 2003.

     The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                            2004           2003
                                            ----           ----
     Distributions paid from:
        Ordinary income                    $54,237        $    --
        Long-term capital gain                  --         14,406
                                           -------        -------
                                           $54,237        $14,406
                                           -------        -------
                                           -------        -------

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              INDEPENDENT TRUSTEES
                              --------------------

                                      TERM OF        PRINCIPAL                   # OF FUNDS    OTHER
                         POSITION     OFFICE AND     OCCUPATION                  IN COMPLEX    DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF      DURING PAST                 OVERSEEN      HELD BY
AND ADDRESS              THE TRUST    TIME SERVED    FIVE YEARS                  BY TRUSTEE    TRUSTEE
-----------              ---------    -----------    -----------                 ----------    -------------
Dorothy A. Berry         Chairman     Indefinite     Talon Industries                1         Not
(Born 1943)              and          Term           (administrative,                          Applicable
2020 E. Financial Way    Trustee      Since          management &
Suite 100                             May 1991       business consulting);
Glendora, CA 91741                                   formerly Chief
                                                     Operating Officer,
                                                     Integrated Assets
                                                     Management
                                                     (investment advisor
                                                     and manager) and
                                                     formerly President,
                                                     Value Line, Inc.,
                                                     (investment advisory
                                                     & financial
                                                     publishing firm).

Wallace L. Cook          Trustee      Indefinite     Retired; formerly               1         Not
(Born 1939)                           Term           Senior Vice President,                    Applicable
2020 E. Financial Way                 Since          Rockefeller Trust Co.;
Suite 100                             May 1991       Financial Counselor,
Glendora, CA 91741                                   Rockefeller & Co.

Carl A. Froebel          Trustee      Indefinite     Private Investor;               1         Not
(Born 1938)                           Term           formerly Managing                         Applicable
2020 E. Financial Way                 Since          Director, Premier
Suite 100                             May 1991       Solutions, Ltd.;
Glendora, CA 91741                                   formerly President
                                                     and Founder,
                                                     National Investor
                                                     Data Services, Inc.
                                                     (investment related
                                                     computer software).

Rowley W.P. Redington    Trustee      Indefinite     President; Intertech            1         Not
(Born 1944)                           Term           Computer Services                         Applicable
2020 E. Financial Way                 Since          Corp. (consumer
Suite 100                             May 1991       electronics and
Glendora, CA 91741                                   computer service and
                                                     marketing); formerly
                                                     Vice President, PRS
                                                     of New Jersey, Inc.
                                                     (management
                                                     consulting), and
                                                     Chief Executive
                                                     Officer, Rowley
                                                     Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Steven J. Paggioli       Trustee      Indefinite     Consultant, U.S.                1         Trustee,
(Born 1950)                           Term           Bancorp Fund Services,                    Managers
2020 E. Financial Way                 Since          LLC since July, 2001;                     Funds
Suite 100                             May 1991       formerly Executive
Glendora, CA 91741                                   Vice President,
                                                     Investment Company
                                                     Administration, LLC
                                                     ("ICA") (mutual fund
                                                     administrator and the
                                                     Fund's former
                                                     administrator).

Robert M. Slotky         President    Indefinite     Vice President, U.S.                      Not
(Born 1947)                           Term           Bancorp Fund Services,                    Applicable
2020 E. Financial Way                 Since          LLC since July, 2001;
Suite 100                             August 2002    formerly, Senior Vice
Glendora, CA  91741                                  President, ICA (May
                                                     1997-July 2001);
                                                     former instructor of
                                                     accounting at
                                                     California State
                                                     University-Northridge
                                                     (1997).

Eric W. Falkeis          Treasurer    Indefinite     Vice President, U.S.                      Not
(Born 1973)                           Term           Bancorp Fund Services,                    Applicable
615 E. Michigan St.                   Since          LLC since 1997;
Milwaukee, WI  53202                  August 2002    Chief Financial Officer,
                                                     Quasar Distributors,
                                                     LLC, since 2000.

Chad E. Fickett          Secretary    Indefinite     Compliance                                Not
(Born 1973)                           Term           Administrator, U.S.                       Applicable
615 E. Michigan St.                   Since          Bancorp Fund Services,
Milwaukee, WI  53202                  March 2002     LLC since July, 2000.

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Portfolio 21 votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-866-209-1962, by accessing the Fund's website at www.portfolio21.com, or by accessing the SEC's website at www.sec.gov. Information regarding how the Fund
                               -----------
voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004 on or through the SEC's website at www.sec.gov.
           -----------

                                    Advisor
                 PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                               721 NW 9th Avenue
                            Portland, Oregon  97209
                             (877) 351-4115 EXT. 21

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                            Independent Accountants
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date      4-28-04
            ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F1> /s/ Robert M. Slotky
                                   -----------------------------------
                                   Robert M. Slotky, President

     Date      4-28-04
            ----------------------------------------------------------

     By (Signature and Title)*<F1> /s/ Eric W. Falkeis
                                   -----------------------------------
                                   Eric W. Falkeis, Treasurer

     Date      4-28-04
            ----------------------------------------------------------

*<F1> Print the name and title of each signing officer under his or her signature.